Income Tax Expenses	12 Months Ended
Dec. 31, 2023
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Income Tax Expenses
14	Income tax expenses
The following table sets forth the income tax expense of the Group for the years ended December 31, 2021, 2022 and 2023:

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Current income tax	13,105,863	4,494,818	1,362,342
Deferred income tax	(6,414,745)	(256,586)	(751,716)

	6,691,118	4,238,232	610,626

The following table sets forth the reconciliation from income tax calculated based on the applicable tax rates and profit before income tax expenses presented in the consolidated financial statements to the income tax expenses:

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Profit before income tax expenses	23,400,178	13,013,271	1,645,112
Income tax calculated at the PRC statutory tax rate of 25%	5,850,045	3,253,318	411,278
Tax effect of:
Differential income tax rates applicable to subsidiaries (a)(b)(c)	263,707	534,154	254,445
Expenses and losses not deductible for tax purposes (g)	245,097	265,674	131,186
Reversal of deferred tax assets recognized in prior years	381,456	62,925	87,926
Deductible temporary differences and tax losses for which no deferred tax asset was recognized (f)	210,748	233,457	45,696
Research and development tax credit	(39,038)	(40,121)	(39,317)
Utilisation of previously unrecognized deferred tax assets	(24,649)	(100,351)	(49,240)
Effect of tax rate changes on deferred income taxes	(42,929)	(9,565)	(131,151)
Others	(153,319)	38,741	(100,197)

Income tax expense	6,691,118	4,238,232	610,626

(a)	Cayman Islands and BVI Income Tax
The Company is incorporated under the laws of the Cayman Islands as an exempted company with limited liability under the Companies Law of the Cayman Islands and is not subject to Cayman Islands income tax. The Group entities established under the BVI Business Companies Acts are exempted from BVI income taxes.

(b)	Hong Kong Income Tax
Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiaries incorporated in Hong Kong are subject to 16.5% income tax on their taxable income generated from operations in Hong Kong. Additionally, according to the latest regulation, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

(c)	Indonesia Income Tax
The Indonesia income tax rate is 22%. No Indonesia profits tax was provided for as there was no estimated assessable profit that was subject to Indonesia profits tax for the years ended December 31, 2021, 2022 and 2023.

(d)	PRC Corporate Income Tax (“CIT”)
The income tax provision of the Group in respect of its operations in the PRC was generally calculated at the tax rate of 25% on the assessable profits for the years ended December 31, 2021, 2022 and 2023, based on the existing legislation, interpretations and practices in respect thereof.
According to certain preferential regulations and policies issued by relevant tax authorities, certain subsidiaries and branches of the Group were qualified for a preferential tax rate of 15% for the years ended December 31, 2021, 2022 and 2023.

(e)	PRC Withholding Tax
According to the New Corporate Income Tax Law, distribution of profits earned by the PRC companies since January 1, 2008 to foreign investors is subject to withholding tax of 5% or 10%, depending on the country of incorporation of the foreign investor, upon the distribution of profits to overseas-incorporated immediate holding companies.
As of December 31, 2022 and 2023, the Group did
no
t have any plan to require its PRC subsidiaries to distribute their existing retained earnings and intends to retain them to operate and expand business in the PRC. Accordingly, no deferred tax liability on withholding tax was accrued at the end of each year presented.

(f)
Due to the change in business strategy, deferred tax assets in relation to certain subsidiaries of the Group have not been recognized as it is not probable that future taxable profits of these subsidiaries will be available in order to utilize the tax benefits from the deductible temporary differences.

(g)
Expenses and losses not deductible for tax purposes mainly related to business entertainment expenses and advertising expenses exceeding certain threshold, as well as share-based compensation expenses, which are not tax deductible according to the relevant tax regualtions.